CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 0	$ 6,450	$ 322,877
Trade accounts receivable, net	318,462	195,823	273,914
Other receivables		0	119,230
Inventory	102,819	111,087	161,301
Prepaid expenses	43,120	98,231	54,022
Total current assets	464,401	411,591	931,344
Property and equipment, net	2,449,672	2,626,907	2,960,090
Other noncurrent assets	5,248	5,248	136,693
Total Assets	2,919,321	3,043,746	4,028,127
Current liabilities
Current maturities on short and long-term debt, net of discount	1,811,381	1,323,594	1,457,800
Accounts payable	1,278,506	1,338,367	1,253,385
Bank overdraft	264,661	0
Bank line of credit	3,000,000	3,000,000	3,000,000
Loans payable to stockholders, net of discount	2,626,500	2,574,500	1,381,498
Derivative liabilities	969,869	962,401	154,058
Other payables and accrued expenses	535,116	391,308	518,821
Total current liabilities	10,486,033	9,590,170	7,765,562
Long-term debt, net of current maturities	$ 1,613,420	1,726,158	1,817,237
Commitments and contingencies
Stockholders’ Deficit
Preferred stock ($0.0001 par value; 10,000,000 shares authorized; none issued or outstanding as of March 31, 2016 and December 31, 2015)	$ 0	0	334
Common stock ($0.0001 par value; 250,000,000 shares authorized; 5,342,820 and 5,325,850 shares issued and outstanding as of March 31, 2016 and December 31, 2015, respectively)	534	533	266
Additional paid-in capital	71,502,299	71,324,354	64,312,136
Accumulated deficit	(80,683,152)	(79,597,608)	(69,867,118)
Accumulated other comprehensive income	187	139	(290)
Total Stockholders' Deficit	(9,180,132)	(8,272,582)	(5,554,672)
Total Liabilities and Stockholders' Deficit	$ 2,919,321	$ 3,043,746	$ 4,028,127